Description of Business and Basis of Presentation (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Source
Purchase and sale agreements	$ 829	$ 0	$ 0
Secured line of credit from affiliates	0	0	0
Unsecured Notes through our Notes offering	6,691	5,427	1,739
Other unsecured debt	0	375	1,500
Preferred equity	1,000	1,000	0
Common equity	2,055	2,057	1,904
Total	$ 10,575	$ 8,859	$ 5,143